Financial Instruments and Risks - Derivatives Outstanding by Type of Contract (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)
Financial Instruments and Risks
Fair value		R$ (1,142,766)		R$ 6,014
Derivative financial instruments
Financial Instruments and Risks
Notional value | $	$ 8,354,597		$ 1,896,566
Cash flow hedge
Financial Instruments and Risks
Fair value		(118,918)		28,693
Cash flow hedge | Zero-cost collar (R$ vs. US$)
Financial Instruments and Risks
Notional value | $	3,040,000		1,485,000
Fair value		(134,814)		25,822
Cash flow hedge | NDF (R$ vs. US$)
Financial Instruments and Risks
Notional value | $	150,000
Fair value		17,036
Cash flow hedge | Fixed Swap (US$) vs. CDI
Financial Instruments and Risks
Notional value | $			50,000
Fair value				5,356
Cash flow hedge | Swap CDI vs. Fixed (US$)
Financial Instruments and Risks
Notional value | $			50,000
Fair value				(2,485)
Cash flow hedge | Swap bunker
Financial Instruments and Risks
Notional value | $	5,344
Fair value		(1,140)
Cash flow hedge | Undesignated exchange hedge
Financial Instruments and Risks
Notional value | $	2,390,000		1,585,000
Fair value		(34,374)		28,693
Cash flow hedge | Undesignated exchange hedge | Zero-cost collar (R$ vs. US$)
Financial Instruments and Risks
Notional value | $	2,340,000		1,485,000
Fair value		(41,122)		25,822
Cash flow hedge | Undesignated exchange hedge | NDF (R$ vs. US$)
Financial Instruments and Risks
Notional value | $	50,000
Fair value		6,749
Cash flow hedge | Undesignated exchange hedge | Fixed Swap (US$) vs. CDI
Financial Instruments and Risks
Notional value | $			50,000
Fair value				5,356
Cash flow hedge | Undesignated exchange hedge | Fixed Swap CDI vs. US$
Financial Instruments and Risks
Notional value | $			50,000
Fair value				(2,485)
Cash flow hedge | Fibria | Undesignated exchange hedge
Financial Instruments and Risks
Notional value | $	800,000
Fair value		(83,405)
Cash flow hedge | Fibria | Undesignated exchange hedge | Zero-cost collar (R$ vs. US$)
Financial Instruments and Risks
Notional value | $	700,000
Fair value		(93,692)
Cash flow hedge | Fibria | Undesignated exchange hedge | NDF (R$ vs. US$)
Financial Instruments and Risks
Notional value | $	100,000
Fair value		10,287
Debt hedge
Financial Instruments and Risks
Fair value		(1,023,848)		(22,679)
Debt hedge | Exchange hedge
Financial Instruments and Risks
Notional value | $	752,110		291,725
Fair value		(377,020)		(21,562)
Debt hedge | Exchange hedge | Swap CDI vs. Fixed (US$)
Financial Instruments and Risks
Notional value | $	752,110		291,725
Fair value		(377,020)		(21,562)
Debt hedge | Commodity hedge
Financial Instruments and Risks
Notional value | $	5,344
Fair value		(1,140)
Debt hedge | Commodity hedge | Swap bunker
Financial Instruments and Risks
Notional value | $	5,344
Fair value		(1,140)
Debt hedge | Interest hedge
Financial Instruments and Risks
Notional value | $	757,143		19,841
Fair value		(33,663)		(1,117)
Debt hedge | Interest hedge | Swap Libor vs. Fixed (US$)
Financial Instruments and Risks
Notional value | $	757,143		19,841
Fair value		(33,663)		(1,117)
Debt hedge | Fibria | Exchange hedge
Financial Instruments and Risks
Notional value | $	1,650,000
Fair value		(476,121)
Debt hedge | Fibria | Exchange hedge | Swap CDI vs. Fixed (US$)
Financial Instruments and Risks
Notional value | $	1,650,000
Fair value		(476,121)
Debt hedge | Fibria | Interest hedge
Financial Instruments and Risks
Notional value | $	2,000,000
Fair value		(137,044)
Debt hedge | Fibria | Interest hedge | Swap Libor vs. Fixed (US$)
Financial Instruments and Risks
Notional value | $	2,000,000
Fair value		(137,044)
Cash flow hedge and debt hedge
Financial Instruments and Risks
Notional value | $	3,904,597		$ 1,896,566
Fair value		(446,196)		R$ 6,014
Cash flow hedge and debt hedge | Fibria
Financial Instruments and Risks
Notional value | $	$ 4,450,000
Fair value		R$ (696,570)